Sensitivity analysis	12 Months Ended
Dec. 31, 2017
Sensitivity analysis
Sensitivity analysis

5Sensitivity analysis

Sensitivity analysis - changes in foreign currency exchange rates

The probable scenario is the closing exchange rate at the date of these consolidated financial statement (R$ x USD = 3.3080). As the amounts have already been recognized in the consolidated financial statement, there are no additional effects in the Statement of profit or loss in this scenario. In the “Possible” and “Remote” scenarios, the U.S. Dollar is deemed to appreciate/depreciate by 25% and 50%, before tax, when compared to the “Probable” scenario:

	Impact of an appreciation/depreciation of the Real against the U.S. Dollar on the fair value - absolute amounts

	Possible (25%)	Remote (50%)

Derivative financial instruments	681,502	1,944,730
Loans and financing	2,549,290	5,098,581
Cash and cash equivalents	894,882	1,789,765

Sensitivity analysis - changes in interest rates

We adopted as the probable scenario the fair value considering the market yield as at December 31, 2017. As the amounts have already been recognized in the consolidated financial statement, there are no additional effects in the Statement of profit or loss in this scenario. In the “Possible” and “Remote” scenarios, the interest rates are deemed to increase/decrease by 25% and 50%, respectively, before tax, when compared to the “Probable” scenario:

	Impact of an increase/decrease of the interest rate on the fair value - absolute amounts
	Possible (25%)	Remote (50%)

Loans and financing
LIBOR	462	925
Currency basket	468	945
TJLP	3,054	6,065
Interbank Deposit Certificate (CDI)	4,869	9,655
IPCA	61	121

Derivative financial instruments
Interbank Deposit Certificate (CDI)	15,006	29,127
IPCA	251,947	503,919

Marketable securities (a)
Interbank Deposit Certificate (CDI)	9,824	19,531

(a)	Only marketable securities indexed to post-fixed rate were considered in the sensitivity analysis above.

Sensitivity analysis - changes in the U.S. Consumer Price Index

To calculate the “Probable” scenario, we used the US-CPI index at December 31, 2017. The “Probable” scenario was stressed considering an additional increase/decrease of 25% and 50% in the US-CPI for the definition of the scenarios “Possible” and “Remote”, respectively.

	Impact of an increase/decrease of US-CPI on the fair value - absolute amounts
	Possible (25%)	Remote (50%)

Embedded derivative in forestry partnership and standing timber supply agreements	118,167	243,397